Related Party Transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Website Hosting and Maintenance Services [Member]
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 9	$ 5